Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of amounts due from related parties

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Lirong Liu	1,339,000	449,000	63,071
	1,339,000	449,000	63,071

	As of March 31,
	2024	2025
	RMB	RMB	US$
Lirong Liu	126,400	1,339,000	188,088
	126,400	1,339,000	188,088

Schedule of amount due to related parties

	As of March 31,
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Minghui Liu (i)	19,418,353	7,904,327	1,110,314
Conggang Chen	691,369	634,095	89,071
	20,109,722	8,538,422	1,199,385

(i)	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.

	As of March 31,
	2024	2025
	RMB	RMB	US$
Minghui Liu (i)	18,980,310	19,418,353	2,727,680
Conggang Chen	193,626	691,369	97,116
	19,173,936	20,109,722	2,824,796

(i)	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.